Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2014

A.	DATES	Begin	End	# days

1	Payment Date		12/15/2014
2	Collection Period	11/1/2014	11/30/2014	30
3	Monthly Interest Period-Actual	11/17/2014	12/14/2014	28
4	Monthly Interest - Scheduled	11/15/2014	12/14/2014	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	110,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2a Notes	179,000,000.00	113,058,996.36	-	-	7,147,590.50	105,911,405.86	0.5916838
7	Class A-2b Notes	164,000,000.00	103,584,778.78	-	-	6,548,630.41	97,036,148.37	0.5916838
8	Class A-3 Notes	215,000,000.00	215,000,000.00	-	-	-	215,000,000.00	1.0000000
9	Class A-4 Notes	85,170,000.00	85,170,000.00	-	-	-	85,170,000.00	1.0000000
10	Total Class A Notes	753,170,000.00	516,813,775.14	0.00	0.00	13,696,220.91	503,117,554.23
11	Class B Notes	30,040,000.00	30,040,000.00	-	-	-	30,040,000.00	1.0000000

12	Total Notes	$783,210,000.00	546,853,775.14	$0.00	$0.00	$13,696,220.91	533,157,554.23

	Overcollateralization
13	Exchange Note	89,663,305.03	67,372,735.18				66,003,113.09
14	Series 2013-A Notes	23,759,745.31	59,500,841.44				60,870,463.53

15	Total Overcollateralization	113,423,050.34	126,873,576.62				126,873,576.62
16	Total Target Overcollateralization	$126,873,576.62	126,873,576.62				126,873,576.62

					Per $1000	Principal	Per $1000	Interest
		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
17	Class A-1 Notes		0.25000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		0.73000%	68,777.56	0.3842322	7,147,590.50	39.9306732	0.00
19	Class A-2b Notes	0.15470%	0.47470%	38,244.65	0.2331991	6,548,630.41	39.9306732	0.00
20	Class A-3 Notes		1.10000%	197,083.33	0.9166667	0.00	0.0000000	0.00
21	Class A-4 Notes		1.40000%	99,365.00	1.1666667	0.00	0.0000000	0.00
22	Total Class A Notes			403,470.54	0.5356965	13,696,220.91	18.1847669	0.00
23	Class B Notes		1.64000%	41,054.67	1.3666668	0.00	0.0000000	0.00

24	Totals			444,525.21	0.5675684	13,696,220.91	17.4872907	0.00

			Initial Balance	Beginning Balance				Ending Balance
25	Exchange Note Balance		806,969,745.31	606,354,616.58				594,028,017.77

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	896,633,050.34	660,031,130.85
28	Aggregate Base Residual Value (Not Discounted)	613,408,064.53	539,537,034.72

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	44	253,898.10
30	Turn-in Ratio on Scheduled Terminations			72.73%
		Units	Securitization Value
31	Securitization Value — Beginning of Period	37,483	673,727,351.76
32	Depreciation/Payments		(7,561,983.83)
33	Gross Credit Losses	(33)	(560,537.55)
34	Early Terminations — Regular	(2)	(42,346.07)
35	Scheduled Terminations — Returned	(115)	(1,724,580.81)
36	Payoff Units & Lease Reversals	(199)	(3,806,772.65)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	37,134	660,031,130.85

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2014

C.	SERVICING FEE

39	Servicing Fee Due	561,439.46

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(14,483.90)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,483,165.25
43	Beginning Reserve Account Balance	4,483,165.25
44	Ending Reserve Account Balance	4,483,165.25

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	36,731	99.35%	653,157,810.92
46	31 - 60 Days Delinquent	188	0.51%	3,479,661.86
47	61 - 90 Days Delinquent	41	0.11%	755,704.67
48	91+ Days Delinquent	11	0.03%	102,996.56

49	Total	36,971	100.00%	657,496,174.01

50	Prepayment Speed (1 Month)					0.60%

	Current Period Net Residual Losses on Scheduled and Early Termination Units				Units	Amounts

51	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period				117	1,766,926.88
52	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period					(1,626,594.84)
53	Less: Excess Wear and Tear Received in Current Period					(7,390.89)
54	Less: Excess Mileage Received in Current Period					(3,523.06)

55	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units					129,418.09

56	Beginning Cumulative Net Residual Losses					517,967.29
57	Current Period Net Residual Losses					129,418.09

58	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units					647,385.38

59	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value					0.07%

	Credit Losses:				Units	Amounts
60	Aggregate Securitization Value on charged-off units				33	560,537.55
61	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units					(433,699.01)

62	Current Period Net Credit Losses/(Gains)					126,838.54

63	Beginning Cumulative Net Credit Losses					2,953,725.14
64	Current Period Net Credit Losses					126,838.54

65	Ending Cumulative Net Credit Losses					3,080,563.68

66	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value					0.34%

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2014

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

67	Lease Payments Received	10,645,396.59
68	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	1,602,997.79
69	Liquidation Proceeds, Recoveries & Expenses	395,717.83
70	Insurance Proceeds	37,981.18
71	Sales Proceeds, Recoveries & Expenses - Early Terminations	34,511.00
72	Payoff Payments	4,402,253.70
73	All Other Payments Received	-

74	Collected Amounts	17,118,858.09

75	Investment Earnings on Collection Account	669.98

76	Total Collected Amounts, prior to Servicer Advances	17,119,528.07

77	Servicer Advance	0.00

78	Total Collected Amounts - Available for Distribution	17,119,528.07

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

79	Servicing Fee	561,439.46
80	Interest on the Exchange Note - to the Trust Collection Account	828,684.64
81	Principal on the Exchange Note - to the Trust Collection Account	12,326,598.81
82	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,950,709.98
83	Remaining Funds Payable to Trust Collection Account	452,095.18

84	Total Distributions	17,119,528.07

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

85	Available Funds	16,558,088.61

86	Investment Earnings on Reserve Account	154.18

87	Reserve Account Draw Amount	0.00

88	Total Available Funds - Available for Distribution	16,558,242.79

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

89	Administration Fee	28,071.97
90	Class A Noteholders' Interest Distributable Amount	403,470.54
91	Noteholders' First Priority Principal Distributable Amount	-
92	Class B Noteholders' Interest Distributable Amount	41,054.67
93	Noteholders' Second Priority Principal Distributable Amount	-
94	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
95	Noteholders' Regular Principal Distributable Amount	13,696,220.91
96	Remaining Funds Payable to Certificateholder	2,389,424.70

97	Total Distributions	16,558,242.79